SHARE OPTION PLAN (Details) - $ / shares	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options
Options outstanding at beginning of year (in shares)		1,082,500	835,000	417,500
Granted (in shares)	480,000	480,000	350,000	525,000
Options exercised (in shares)		(129,000)	(17,500)	(65,000)
Forfeited (in shares)		0	(85,000)	(42,500)
Options outstanding at end of year (in shares)		1,433,500	1,082,500	835,000
Exercisable at end of year (in shares)		578,500	418,167	236,167
Weighted average exercise price $
Options outstanding at beginning of year (in dollars per share)		$ 10.56	$ 10.72	$ 11.43
Granted (in dollars per share)	$ 8.79	8.79	13.45	12.19
Exercised (in dollars per share)		7.48	8.63	9.92
Forfeited (in dollars per share)		0	11.02	11.80
Options outstanding at end of year (in dollars per share)		9.65	10.56	10.72
Exercisable at end of year (in dollars per share)		$ 10.02	$ 9.45	$ 9.58